INCOME TAXES INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense consisted of the following components:

(Dollars in thousands)	2018	2017	2016
Current expense
Federal	$34,330	$22,599	$40,537
State	1,029	1,265	1,322
Total current expense	35,359	23,864	41,859
Deferred expense (benefit)
Federal	4,675	(4,657)	528
State	1,592	169	(182)
Total deferred expense (benefit)	6,267	(4,488)	346
Income tax expense	$41,626	$19,376	$42,205

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The difference between the federal income tax rates applied to income before income taxes, and the effective rates were due to the following:

(Dollars in thousands)	2018	2017	2016
Income taxes computed at federal statutory rate on income before income taxes (21% in 2018; 35% in 2017 and 2016)	$44,986	$40,657	$45,756
Benefit from tax-exempt income	(4,499)	(3,427)	(2,911)
Tax credits	(5,439)	(16,806)	(2,691)
Tax rate reduction impact	0	(8,191)	0
Basis reduction on historic tax credit	0	4,599	0
Tax benefit of equity compensation	(565)	(1,449)	(72)
State income taxes, net of federal tax benefit	2,070	932	741
Affordable housing investments	4,725	2,798	1,923
Other	348	263	(541)
Income tax expense	$41,626	$19,376	$42,205

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The major components of the temporary differences that gave rise to deferred tax assets and liabilities at December 31, 2018, and 2017, were as follows:

(Dollars in thousands)	2018	2017
Deferred tax assets
Allowance for loan and lease losses	$12,782	$12,134
Fair value adjustments on business combinations	11,199	369
Deferred compensation	392	384
Postretirement benefits other than pension liability	676	564
Accrued stock-based compensation	1,145	932
OREO write-downs	118	97
Interest on nonaccrual loans	1,160	616
Accrued expenses	5,808	3,051
Net unrealized losses on investment securities and derivatives	3,221	249
State net operating loss	3,119	0
Federal tax credit carryforwards	873	0
Other	425	339
Total deferred tax assets	40,918	18,735

Deferred tax liabilities
Tax depreciation in excess of book depreciation	(9,530)	(2,510)
FHLB and FRB stock	(4,044)	(3,384)
Mortgage-servicing rights	(2,285)	(343)
Leasing activities	(3,881)	(2,792)
Retirement obligation	(6,614)	(8,888)
Intangible assets	(12,310)	(11,559)
Deferred loan fees and costs	(131)	(371)
Prepaid expenses	(582)	(210)
Limited partnership investments	(2,367)	(1,230)
Other	(1,867)	(2,415)
Total deferred tax liabilities	(43,611)	(33,702)
Total net deferred tax liability	$(2,693)	$(14,967)

Summary of Positions for which Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Table Text Block]
A progression of unrecognized tax benefits as of December 31, 2018 and 2017 is as follows:

(Dollars in thousands)	2018	2017
Balance at beginning of year	$3,735	$3,735
Additions for tax positions of prior years	0	0
Balance at end of year	$3,735	$3,735